Restricted cash and cash equivalents - Summary of Restricted Cash and Cash Equivalents (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of Restricted Cash and Cash Equivalents [line items]
Unclaimed dividends	₨ 1,006	$ 14	₨ 941
Escrow deposits	₨ 19	$ 0	₨ 19